Income taxes - Schedule of Changes in Unrecognized Tax Benefits Included in Other Long-Term Liabilities, Excluding Interest and Penalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4.3	$ 5.2
Increase for tax positions of prior years	0.0	0.4
Reductions due to the statute of limitations expiration	(1.5)	(1.3)
Foreign exchange	0.3	0.0
Ending balance	$ 3.1	$ 4.3